Note 18 - Intangible assets. Other intangible assets (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Intangible Assets Other Than Goodwill Line Items
Other intangible assets	€ 2,134	€ 2,402	€ 2,849	€ 3,137
Computer Software Acquisiton Expenses [Member]
Intangible Assets Other Than Goodwill Line Items
Other intangible assets	1,605	1,682	1,877
Intangible Assets With Indefinite Useful Life Member
Intangible Assets Other Than Goodwill Line Items
Other intangible assets	11	12	12
Intangible Assets With definite Useful Life [Member]
Intangible Assets Other Than Goodwill Line Items
Other intangible assets	€ 518	€ 708	€ 960